Share option scheme and Restricted Stock Units - Movement in share options and RSUs (Details)		3 Months Ended
	Apr. 23, 2019 shares	Apr. 30, 2019 GBP (£) shares	Apr. 30, 2018 GBP (£) shares
Weighted average exercise price [Abstract]
Outstanding beginning balance (in Pounds per share) | £		£ 0.35	£ 1.43
Granted during the period (in Pounds per share) | £		0.28	2.05
Exercised during the period (in Pounds per share) | £		0.00	1.08
Lapsed/surrendered during the period (in Pounds per share) | £		1.52	1.43
Outstanding ending balance (in Pounds per share) | £		£ 0.30	£ 1.61
Number of share options [Abstract]
Outstanding beginning balance (in shares) | shares		9,168,396	8,577,236
Granted during the period (in shares) | shares		11,396,000	3,461,428
Exercised during the period (in shares) | shares		0	(92,047)
Lapsed/surrendered during the period (in shares) | shares		(205,410)	(250,000)
Outstanding ending balance (in shares) | shares		20,358,986	11,696,617
Weighted average exercise price - RSUs [Abstract]
Outstanding beginning balance (in Pounds per share) | £		£ 0.01	£ 0.01
Granted during the period (in Pounds per share) | £		0.00	0.01
Exercised during the period (in Pounds per share) | £		0.01	0.00
Outstanding ending balance (in Pounds per share) | £		£ 0.01	£ 0.01
Number of RSUs [Abstract]
Outstanding beginning balance (in shares) | shares		814,256	275,877
Granted during the period (in shares) | shares		0	121,950
Exercised during the period (in shares) | shares	(104,877)	(104,877)	0
Outstanding ending balance (in shares) | shares		709,379	397,827